Cover	Jul. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2023
Entity File Number	001-41532
Entity Registrant Name	HUDSON ACQUISITION I CORP.
Entity Central Index Key	0001853047
Entity Tax Identification Number	86-2712843
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 1001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	347
Local Phone Number	205-3126
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Right
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Right
Trading Symbol	HUDA U
Security Exchange Name	NASDAQ
Shares of Common Stock, par value $0.0001 per share
Title of 12(b) Security	Shares of Common Stock, par value $0.0001 per share
Trading Symbol	HUDA
Security Exchange Name	NASDAQ
Rights, each to receive one-fifth (1/5) of a share of the common stock
Title of 12(b) Security	Rights, each to receive one-fifth (1/5) of a share of the common stock
Trading Symbol	HUDA R
Security Exchange Name	NASDAQ